Dividends (Details) $ / shares in Units, € in Millions, $ in Millions																									12 Months Ended
	Dec. 19, 2024 USD ($)	Dec. 19, 2024 EUR (€)	Oct. 22, 2024 $ / shares	Sep. 26, 2024 USD ($)	Sep. 26, 2024 EUR (€)	Jul. 23, 2024 $ / shares	Jun. 26, 2024 USD ($)	Jun. 26, 2024 EUR (€)	Apr. 23, 2024 $ / shares	Mar. 27, 2024 USD ($)	Mar. 27, 2024 EUR (€)	Feb. 20, 2024 $ / shares	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Oct. 24, 2023 $ / shares	Sep. 28, 2023 USD ($)	Sep. 28, 2023 EUR (€)	Jul. 25, 2023 $ / shares	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)	Apr. 25, 2023 $ / shares	Mar. 28, 2023 USD ($)	Mar. 28, 2023 EUR (€)	Feb. 21, 2023 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Dividends
Cash dividends on preferred shares declared and paid																									$ 24	$ 24	$ 11
Total dividends paid																									264	263	$ 251
Preferred shares
Dividends
Cash dividends on preferred shares declared and paid	$ 6	€ 6		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6
Dividend rate (as a percentage)			9.00%			9.00%			9.00%			9.00%			9.00%			9.00%			9.00%			9.00%
Dividend Installment One
Dividends
Cash dividends on ordinary shares declared and paid										$ 60												$ 60			$ 60	$ 60
Cash dividend paid per ordinary share | $ / shares												$ 0.1												$ 0.1	$ 0.1	$ 0.1
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6	$ 6
Dividend Installment Two
Dividends
Cash dividends on ordinary shares declared and paid							$ 60												$ 59						$ 60	$ 59
Cash dividend paid per ordinary share | $ / shares									$ 0.1												$ 0.1				$ 0.1	$ 0.1
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6	$ 6
Dividend Installment Three
Dividends
Cash dividends on ordinary shares declared and paid				$ 60												$ 60									$ 60	$ 60
Cash dividend paid per ordinary share | $ / shares						$ 0.1												$ 0.1							$ 0.1	$ 0.1
Dividend Installment Three | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6	$ 6
Dividend Installment Four
Dividends
Cash dividends on ordinary shares declared and paid	$ 60												$ 60												$ 60	$ 60
Cash dividend paid per ordinary share | $ / shares			$ 0.1												$ 0.1										$ 0.1	$ 0.1
Dividend Installment Four | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6	$ 6